Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Trade accounts receivable consists of the following:
	December 31,
	2013	2012
Trade accounts receivable	$59,413	$37,704
Less: Allowance for doubtful accounts	(403)	(273)
	$59,010	$37,431

Schedule of Changes In Allowance For Doubtful Accounts Receivable [Table Text Block]
The changes in allowances for doubtful accounts for the years ended December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Balance at beginning of year	$273	$169
Provision for bad debts	265	283
Deductions and write-offs	(135)	(179)
Balance at end of year	$403	$273